Non-controlling interest (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 38,320	$ 15,094
Depreciation	1,362	122
Comprehensive income for the period	7,045	(2,322)
Current assets	17,193	15,852
Non-current assets	67,007	55,993
Total current liabilities	17,810	17,250
Cash provided by operating activities	17,327	2,955
Cash used in investing activities	(17,872)	(13,868)
Cash (used in) provided by financing activities	(302)	5,942
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Revenue	38,320	15,094
Depreciation	1,259	122
Accretion expense	709	134
Income tax expense	5,331	436
Comprehensive income for the period	10,656	8,651
Current assets	11,238	7,253
Non-current assets	64,762	53,789
Total current liabilities	(12,113)	(8,602)
Non-current liabilities	(5,301)	(2,815)
Advances from parent, net	(36,049)	(37,725)
Cash provided by operating activities	21,903	8,414
Cash used in investing activities	(17,863)	(13,065)
Cash (used in) provided by financing activities	$ (2,012)	$ 4,148